Income (loss) per share - Schedule of Income or Loss Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss)	R$ (2,403,086)	R$ (635,731)	R$ 424,513
Denominator
75 preferred shares	75.0
Weighted average number of shares that would have been issued at average market price	6,805,600
As Restated [Member]
Denominator
75 preferred shares		75.0	75.0
Weighted average number of shares that would have been issued at average market price		6,400,619	9,253.991
Share-based payments [member]
Denominator
Weighted average number of equivalent shares	9,865,114
Share-based payments [member] | As Restated [Member]
Denominator
Weighted average number of equivalent shares		11,530,390	15,446,459
Common shares [member]
Denominator
Weighted average number of shares	928,965,058
Weighted average number of equivalent shares	25,571,811,221
Basic net income (loss) per share	R$ (0.09)	R$ (0.03)	R$ 0.02
Diluted net income (loss) per share	R$ (0.09)	R$ (0.03)	R$ 0.02
Common shares [member] | As Restated [Member]
Denominator
Weighted average number of shares		928,965,058	928,965.058
Weighted average number of equivalent shares		25,327,251,414	23,669,013.177
Basic net income (loss) per share		R$ (0.03)
Diluted net income (loss) per share		(0.03)
Preference shares [member]
Denominator
Weighted average number of shares	328,571,282
Weighted average number of equivalent shares	340,957,483
Basic net income (loss) per share	R$ (7.05)	(1.88)	R$ 1.35
Diluted net income (loss) per share	R$ (7.05)	R$ (1.88)	R$ 1.32
Preference shares [member] | As Restated [Member]
Denominator
Weighted average number of shares		325,310,485	303,200.642
Weighted average number of equivalent shares		337,696,686	315,586.842
Basic net income (loss) per share		R$ (1.88)
Diluted net income (loss) per share		R$ (1.88)